Certain Transactions	12 Months Ended
Dec. 31, 2021
Certain Transactions [Abstract]
Certain Transactions

Note 2. Certain Transactions

Origin acquisition

On December 31, 2020 (the “Origin transaction date”) the Company acquired 3D printing start-up Origin Laboratories Inc. (“Origin”) for an aggregate purchase price of $97.1 million (“Origin transaction”), including cash and shares. The acquisition enables Stratasys to expand its leadership through innovation in the fast-growing mass production parts market with a next-generation photopolymer platform. Stratasys expects Origin’s proprietary Programmable PhotoPolymerization (P3) technology to be an important growth engine for the company. The acquisition was aimed at fortifying our leadership in polymers and production applications of 3D printing in industries such as dental, medical, tooling, and select industrial, defense, and consumer goods markets.

In exchange for 100% of the outstanding shares of Origin the Company issued 1,488 thousand ordinary shares, paid cash upon closing and is obligated to pay additional payments (combination of cash and shares) subject to performance-based earnouts over 3 years.

The Origin transaction is reflected in accordance with ASC Topic 805, “Business Combinations”, using the acquisition method of accounting with the Company as the acquirer.

The following table summarizes the fair value of the consideration transferred to Origin stockholders for the Origin transaction:

U.S. $ in thousands
Cash payments	$33,025
Issuance of ordinary shares to Origin stockholders	26,636
Contingent consideration at estimated fair value	37,400
Total consideration	$97,061

The fair value of the ordinary shares issued was determined based on the closing market price of the Company’s ordinary shares on the Origin transaction date.

In accordance with ASC Topic 805, the estimated contingent consideration as of the Origin transaction date was included in the purchase price. The total contingent payments could reach to a maximum aggregate amount of up to $40 million. Approximately 50% of the payments shall be settled in cash, and 50% shall be settled through the issuance of ordinary shares. The estimated fair value of the contingent consideration is based on management’s assessment of whether, and at what level, the financial metrics will be achieved, and the present value factors associated with the timing of the payments. This fair value measurement is based on significant unobservable inputs in the market and thus represents a Level 3 measurement within the fair value hierarchy. Changes in the fair value of contingent consideration will be recorded in operating expenses. Refer to note 4.

An additional payment of $6 million, which is subject to the founders' retention over 3 years, is recorded as compensation expense over the retention period.  Compensation expenses for the year ended December 31, 2021 were approximately $4.3 million

The allocation of the purchase price to assets acquired and liabilities assumed, including measurement period adjustments (refer to note 6), is as follows:

Allocation of Purchase Price
(U.S. $ in thousands)
Cash and cash equivalents	$2,083
Goodwill	38,104
Intangible assets	71,120
Other assets	3,493
Total assets acquired	114,800

Net deferred tax liabilities	14,007
Other labilities	3,732
Total liabilities assumed	17,739

Net assets acquired	$97,061

The allocation of the purchase price to net assets acquired and liability assumed resulted in the recognition of intangible asset related to developed technology of $71 million. This intangible asset has a useful-life of 10 years. The fair value estimate of the developed technology is determined using a variation of the income approach known as the “Multi-Period Excess Earnings Approach”. This valuation technique estimates the fair value of an asset based on market participants’ expectations of the cash flows an asset would generate over its remaining useful life. The net cash flows were discounted to present value.

Investment in Xaar 3D Ltd. ("Xaar 3D")

During the fourth quarter of 2019, the Company entered into an agreement with Xaar plc (“Xaar”) to purchase additional shares of Xaar 3D that will increase its stake from 15 to 45 percent, with Xaar retaining the remaining 55 percent. Xaar and Stratasys had announced the formation of Xaar 3D Ltd in July 2018; for the purpose of developing Powder Bed Fusion (”PBF”) additive manufacturing solutions that Stratasys can bring to the market. In addition, the agreement included an option for Stratasys to acquire the remaining shares of Xaar 3D.

Following the additional investment, the Company considered the FASB guidance in accordance with ASC Topic 810 “Consolidation” regarding the propriety of implementing consolidation, for both the variable interest entity and voting model, or equity method accounting. The Company concluded that it should continue accounting for the investment according to the equity method as it has retained the ability to exercise significant influence but does not control Xaar 3D. For its additional interest in Xaar 3D the Company paid approximately $15.7 million.

The investment was presented under other non-current assets in the Company’s consolidated balance sheets.

    On November 1, 2021 (the "Xaar 3D transaction date") , the Company acquired the remaining 55% share of XAAR 3D, for an aggregate purchase price of $29.3 million. The Company paid cash upon closing and it is obligated to make additional earn-out payments and royalties on products and services sales for up to 15 years.

     The Xaar 3D transaction is reflected in accordance with ASC Topic 805, “Business Combinations”, using the acquisition method of accounting with the Company as the acquirer. The Company accounted for the acquisition of the remaining equity of Xaar 3D as a step acquisition, which required re-measurement of the Company's previous ownership interest to fair value prior to completing purchase accounting. Using step acquisition accounting the Company increased the value of its previously held equity investment to its fair value of $23.8 million, which resulted in a gain of approximately $14.4 million, recorded in the consolidated statements of operations in the fourth quarter of 2021. The acquisition of the remaining equity interest also resulted in the recognition of a previously unrealized foreign currency gain of $0.6 million, which was reclassified from accumulated OCI. The fair value of the previously held equity method investment was determined based upon a valuation of the acquired business, as of the date of acquisition, as detailed below.

    The following table summarizes the fair value of the consideration transferred to Xaar 3D stockholders for the Xaar 3D transaction:

U.S. $ in thousands
Cash payments	$13,967
Contingent consideration at estimated fair value	15,314
Total consideration for 55% holding	29,281

Fair value of 45% holding	23,775

Total consideration	$53,056

     In accordance with ASC Topic 805, the estimated contingent consideration as of the Xaar 3D transaction date was included in the purchase price. The total contingent payments could reach to a maximum aggregate amount of up to $21 million. The estimated fair value of the contingent consideration is based on management’s assessment of whether, and at what level, the financial metrics will be achieved, and the present value factors associated with the timing of the payments. This fair value measurement is based on significant unobservable inputs in the market and thus represents a Level 3 measurement within the fair value hierarchy. Changes in the fair value of contingent consideration will be recorded in operating expenses. Refer to note 4.
       The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the Xaar 3d transaction date. The estimated fair values are preliminary and based on the information that was available as of November 1, 2021. Thus, the measurements of fair value reflected are subject to changes and such changes could be significant. The preliminary allocation of the purchase price to assets acquired and liabilities assumed is as follows:

Allocation of Purchase Price
(U.S. $ in thousands)
Cash and cash equivalents	$82
Goodwill	25,375
Intangible assets	45,000
Other assets	5,280
Total assets acquired	75,737

Net deferred tax liabilities	1,736
Other liabilities	20,945
Total liabilities assumed	22,681

Net assets acquired	$53,056

        The allocation of the purchase price ("PPA") to net assets acquired and liability assumed resulted in the recognition of intangible asset related to developed technology of $45 million. This intangible asset has a useful-life of 7 years. The fair value estimate of the developed technology is determined using a variation of the income approach known as the “Multi-Period Excess Earnings Approach”. This valuation technique estimates the fair value of an asset based on market participants’ expectations of the cash flows an asset would generate over its remaining useful life. The net cash flows were discounted to present value. In addition, as part of the PPA, the Company assumed a royalty liability to a third party in respect of the developed technology. Such liability amounting to $14 million was recorded based on a fair value estimate, which was determined using the valuation model used to value the developed technology and is recorded under other non-current liabilities.

        Pro forma information giving effect to the acquisition has not been provided as the results would not be material.

  RPS acquisition

     On February 16, 2021 the Company acquired RP Support Limited (“RPS”), a provider of industrial stereolithography 3D printers and solutions. In exchange for 100% of the outstanding shares of RPS, the Company paid cash upon closing and it is obligated to make additional payments (in cash), subject to performance-based criteria, via earn-out payments over two years.
        Marketable equity investment

        The Company recognized in the year ended December 31, 2021 gain of $0.6 million, for revaluation of an equity investment. In prior periods the investment was treated as a non-marketable equity investment without readily determinable fair value. The entity in which the Company invested became public during the first quarter of 2021 and accordingly the investment is now treated as a marketable equity investment.

Other transactions

During the second quarter of 2019, the Company sold an investment recognized a gain of approximately $3.6 million, net of transaction costs. The gain was recorded under Operating expenses.

      During 2021, the Company invested a total of $11.8 million in non-marketable equity securities without readily determinable fair value in which the Company does not have a controlling interest or significant influence.

      Restructuring plan

      On June 2, 2020, the Company announced a restructuring plan to reduce operating expenses as part of a cost realignment program to focus on profitable growth (the “Plan”). The Plan’s cost-cutting measures included workforce reductions affecting approximately 10% of employees, as well as other cost-mitigation measures. The Company recorded $6.4 million and $3.9 million of employee-related charges and other related charges, respectively, during 2020. The plan was substantially completed in 2020.